Summary of principal accounting policies - Intangible Assets, net and Impairment of long-lived assets (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment of long-lived assets	¥ 0	¥ 0